DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF PROPERTY, SOFTWARE AND EQUIPMENT, USEFUL LIFE (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years